Financial instruments and financial risk management (Tables)	12 Months Ended
Jun. 30, 2025
Financial instruments and financial risk management
Summary of financial instruments

	Year ended June 30, 2024
		Categories	Category in		Fair value
	Carrying	outside of	accordance	Fair	hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	value	level
Financial assets
Trade and other receivables	11,819	—	Amortized cost	—	—
Cash and cash equivalents	15,107	—	Amortized cost	—	—
Other assets	45,306	22,265
thereof deposits	152	—	Amortized cost	—	—
thereof other financial assets	22,889	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	40,483	40,483	N/A	—	—
Current financial liabilities
Lease liabilities	9,282	9,282	N/A	—	—
Trade and other payables	85,322	—	Amortized cost	—	—
Other liabilities	95,235	74,171
thereof other financial liabilities	21,064	—	Amortized cost	—	—

	Year ended June 30, 2025
		Categories	Category in		Fair value
	Carrying	outside of	accordance	Fair	hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	value	level
Financial assets
Non-current financial assets
Non-current deposits	5,186	—	Amortized cost	—	—
Current financial assets
Trade and other receivables	96,676	—	Amortized cost	—	—
Cash and cash equivalents	603,593	—	Amortized cost	—	—
Other assets	134,766	92,880
thereof deposits	28	—	Amortized cost	—	—
thereof other financial assets	41,858	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	176,718	176,718	N/A	—	—
Other liabilities	364	364	N/A	—	—
Current financial liabilities
Liabilities to banks	10,000	—	Amortized cost
Tax liabilities	2,764	2,764	N/A
Lease liabilities	32,085	32,085	N/A	—	—
Trade and other payables	285,722	—	Amortized cost	—	—
Other liabilities	346,835	263,757
thereof other financial liabilities	83,078	—	Amortized cost	—	—

Summary of carrying amounts of financial instruments

	Year ended June 30,
	2023	2024	2025
	Carrying	Carrying	Carrying
(in € thousands)	amount	amount	amount
Financial assets measured at Amortized cost (AC)	60,295	49,967	747,341
Financial liabilities measured at Amortized cost (AC)	90,665	106,385	378,800

Summary of foreign exchange reserves affecting other comprehensive income

(in € thousands)	July 1, 2024	Additions	Reclassification	June 30, 2025
OCI 1	—	920	(920)	—
OCI 2	—	1,595	(1,595)	—

Schedule of net gains and losses on financial instruments

	Year ended June 30,
(in € thousands)	2023	2024	2025
Financial liabilities measured at Amortized cost (AC)	(401)	(1,861)	(3,113)

Schedule of movements in credit loss allowance for trade and other receivables

	Year ended June 30,
in € thousands	2024	2025
Beginning of fiscal year	278	—
Decrease loss allowance during the period	(278)	—
Additions through business combinations	—	2,627
Increase loss allowance during the period	—	1,504
End of fiscal year	—	4,131

Schedule of maturities of financial liabilities

	Year ended June 30, 2024
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Trade and other payables	85,322	—	—	85,322	85,322
Other financial liabilities	21,064	—	—	21,064	21,064
Lease liabilities	9,282	29,188	34,822	75,622	49,765
Total	115,668	29,188	34,822	182,008	156,151

	Year ended June 30, 2025
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Trade and other payables	285,722	—	—	285,722	285,722
Other financial liabilities	83,078	—	—	83,078	83,078
Lease liabilities	42,771	142,089	69,627	254,487	208,803
Total	411,571	142,089	69,627	623,287	577,603

Summary of carrying amounts of cash and cash equivalents by ratings

	Year ended June 30,
in € thousands	2024	2025
Rating Class 1	9,696	40,150
Rating Class 2	2,528	1,776
Rating Class 3	2,883	561,666

Currency risk
Financial instruments and financial risk management
Schedule of sensitivity to changes in Euro exchange rates

	FX Sensitivity for USD
	Year ended June 30,
	2024		2025
	€ appreciation	€ depreciation	€ appreciation	€ depreciation
in € thousands	+10%	-10%	+10%	-10%
€ Sensitivity	275	(336)	10,645	(13,011)

	FX Sensitivity for GBP
	Year ended June 30,
	2024		2025
	€ appreciation	€ depreciation	€ appreciation	€ depreciation
in € thousands	+10%	-10%	+10%	-10%
€ Sensitivity	414	(505)	2,235	(2,732)

	FX Sensitivity for AED
	Year ended June 30,
	2024		2025
	€ appreciation	€ depreciation	€ appreciation	€ depreciation
in € thousands	+10%	-10%	+10%	-10%
€ Sensitivity	—	—	2,142	(2,619)